Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment as of December 31, 2025 and 2024 consisted of:

	December 31, 2025	December 31, 2024
Computer equipment	$69,291	$69,291
Furniture, fixture, and office and medical equipment	32,435	32,435
Leasehold improvements	108,187	108,187
Laboratory equipment	4,335,722	4,335,722
Motor vehicle	239,093	239,093
	4,784,728	4,784,728
Less: accumulated depreciation	4,784,728	4,784,728
Property and equipment, net	$—	$—